The JPM Institutional Funds
60 State Street, Suite 1300
Boston, MA 02109
(617) 557-0700

August 8, 1997


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Dear Sir or Madam:

Re: The JPM Institutional Funds (the "Registrant") (File Nos. 33-54642 and 811-7342); Prospectus and Statement of Additional Information for The JPM Institutional International Opportunities Fund dated August 4, 1997

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment No. 36 to the Registrant's registration statement on Form N-1A (File No. 33-54642) (the "Amendment") would not have differed from that contained in the Amendment filed electronically on August 1, 1997 (Accession No.
0001016964-97-0000136).

Please direct any comments or questions concerning this certification to the undersigned at (617) 557-0700.

Very truly yours,

THE JPM INSTITUTIONAL FUNDS


By:      /s/ Elizabeth A. Keeley
         Elizabeth A. Keeley
         Vice President and Assistant Secretary


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